Related Party Transactions - Summary of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Salaries and other benefits	$ 57	$ 39
Share-based payments	19	22
Total compensation	$ 76	$ 61